Employee plans - Schedule of Weighted-Average Assumptions (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pension Plans | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.70%	6.04%	3.18%
Expected long-term rate of return on assets	7.00%	7.10%	6.50%
Weighted-average assumptions used to determine benefit obligations at December 31 are as follows:
Discount rate	6.09%	5.70%	6.04%
Pension Plans | International Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.24%	4.80%	1.73%
Expected long-term rate of return on assets	4.82%	4.44%	3.88%
Weighted-average assumptions used to determine benefit obligations at December 31 are as follows:
Discount rate	5.10%	4.24%	4.80%
Other Postretirement Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.03%	5.39%	2.70%
Expected long-term rate of return on assets	5.50%	5.50%	5.50%
Weighted-average assumptions used to determine benefit obligations at December 31 are as follows:
Discount rate	5.56%	5.03%	5.39%